Summary of Significant Accounting Policies - Schedule of Disclosed Type of Revenue by Government Category (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue	$ 96,909,642	$ 97,098,915	$ 103,346,341
Produced [Member]
Disaggregation of Revenue [Line Items]
Revenue	47,606,341	48,196,669	50,514,976
Purchased [Member]
Disaggregation of Revenue [Line Items]
Revenue	49,303,301	48,902,246	52,831,365
Class I [Member]
Disaggregation of Revenue [Line Items]
Revenue	20,924,964	14,955,252	16,036,219
Class I [Member] | Produced [Member]
Disaggregation of Revenue [Line Items]
Revenue	10,462,456	6,259,470	7,463,707
Class I [Member] | Purchased [Member]
Disaggregation of Revenue [Line Items]
Revenue	10,462,508	8,695,782	8,572,512
Class II [Member]
Disaggregation of Revenue [Line Items]
Revenue	68,446,539	72,703,253	73,406,689
Class II [Member] | Produced [Member]
Disaggregation of Revenue [Line Items]
Revenue	34,093,194	37,515,249	37,229,199
Class II [Member] | Purchased [Member]
Disaggregation of Revenue [Line Items]
Revenue	34,353,345	35,188,004	36,177,490
Class III [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,723,360	2,468,051	3,053,896
Class III [Member] | Produced [Member]
Disaggregation of Revenue [Line Items]
Revenue	524,269	895,344	1,189,906
Class III [Member] | Purchased [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,199,091	1,572,707	1,863,990
Other [Member]
Disaggregation of Revenue [Line Items]
Revenue	5,814,779	6,972,359	10,849,537
Other [Member] | Produced [Member]
Disaggregation of Revenue [Line Items]
Revenue	2,526,422	3,526,606	4,632,164
Other [Member] | Purchased [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 3,288,357	$ 3,445,753	$ 6,217,373